SIGNIFICANT ACCOUNTING POLICIES - Macroeconomic environment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Revenue	$ 4,368.4	$ 3,548.8	$ 3,066.5
Total assets	8,373.8	7,895.1
Russia
Significant Accounting Policies
Revenue	6.9	18.7	$ 56.0
Russia | ASRUS ZAO Amer Sports
Significant Accounting Policies
Total assets	$ 15.1	$ 22.4